Expense Example - NVIT Investor Destinations Moderately Conservative Fund	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 3 Years	Class P Shares 5 Years	Class P Shares 10 Years
USD ($)	84	262	455	1,014	68	214	373	835